Allowance for Loan Losses (Performing and Non-performing Outstanding Balances) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Performing [Member]
Performing and non-performing outstanding balances of the residential and consumer portfolios
Outstanding balance of consumer loan	$ 237,551	$ 233,800
Performing [Member] | Real estate-mortgage [Member]
Performing and non-performing outstanding balances of the residential and consumer portfolios
Outstanding balance of consumer loan	220,599	216,393
Performing [Member] | Consumer [Member]
Performing and non-performing outstanding balances of the residential and consumer portfolios
Outstanding balance of consumer loan	16,952	17,407
Non-Performing [Member]
Performing and non-performing outstanding balances of the residential and consumer portfolios
Outstanding balance of consumer loan	1,149	1,204
Non-Performing [Member] | Real estate-mortgage [Member]
Performing and non-performing outstanding balances of the residential and consumer portfolios
Outstanding balance of consumer loan	1,137	1,191
Non-Performing [Member] | Consumer [Member]
Performing and non-performing outstanding balances of the residential and consumer portfolios
Outstanding balance of consumer loan	$ 12	$ 13